Segment information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 69,767	$ 58,824	$ 59,669
Costs	(42,000)	(34,646)	(35,370)
Gross profit	27,767	24,178	24,299
Net gain from fair value adjustment of investment properties	(23,710)	16,981	(4,389)
General and administrative expenses	(7,714)	(6,884)	(7,068)
Selling expenses	(8,717)	(8,283)	(8,806)
Other operating results, net	301	1,529	(651)
Profit / (loss) from operations	(12,073)	27,521	3,385
Share of profit / (loss) of associates and joint ventures	(4,889)	(2,481)	(757)
Segment profit / (loss)	(16,962)	25,040	2,628
Operations Center in Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	56,722	46,138	46,762
Costs	(37,127)	(29,624)	(29,965)
Gross profit	19,595	16,514	16,797
Net gain from fair value adjustment of investment properties	3,416	3,575	779
General and administrative expenses	(5,886)	(5,299)	(5,583)
Selling expenses	(7,963)	(7,506)	(8,051)
Other operating results, net	519	1,494	(8)
Profit / (loss) from operations	9,681	8,778	3,934
Share of profit / (loss) of associates and joint ventures	43	(173)	38
Segment profit / (loss)	9,724	8,605	3,972
Operating assets	374,723	394,376	361,249
Operating liabilities	(322,562)	(335,186)	(312,667)
Operating assets (liabilities), net	52,161	59,190	48,582
Operations Center in Israel [Member] | Real Estate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	15,340	10,763	10,480
Costs	(6,828)	(4,451)	(4,971)
Gross profit	8,512	6,312	5,509
Net gain from fair value adjustment of investment properties	3,416	3,575	779
General and administrative expenses	(762)	(644)	(636)
Selling expenses	(270)	(202)	(199)
Other operating results, net		179	70
Profit / (loss) from operations	10,896	9,220	5,523
Share of profit / (loss) of associates and joint ventures	174	233	66
Segment profit / (loss)	11,070	9,453	5,589
Operating assets	212,300	208,525	142,054
Operating liabilities	(164,811)	(162,110)	(115,624)
Operating assets (liabilities), net	47,489	46,415	26,430
Operations Center in Israel [Member] | Supermarkets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustment of investment properties
General and administrative expenses
Selling expenses
Other operating results, net
Profit / (loss) from operations
Share of profit / (loss) of associates and joint ventures	502
Segment profit / (loss)	502
Operating assets	16,102	20,696	64,914
Operating liabilities			(52,904)
Operating assets (liabilities), net	16,102	20,696	12,010
Operations Center in Israel [Member] | Telecommunications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	40,236	34,330	35,062
Costs	(29,683)	(24,621)	(24,536)
Gross profit	10,553	9,709	10,526
Net gain from fair value adjustment of investment properties
General and administrative expenses	(3,344)	(3,214)	(3,499)
Selling expenses	(7,390)	(7,038)	(7,491)
Other operating results, net	278	540	238
Profit / (loss) from operations	97	(3)	(226)
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	97	(3)	(226)
Operating assets	76,531	77,471	54,722
Operating liabilities	(59,333)	(60,369)	(45,163)
Operating assets (liabilities), net	17,198	17,102	9,559
Operations Center in Israel [Member] | Insurance [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustment of investment properties
General and administrative expenses
Selling expenses
Other operating results, net
Profit / (loss) from operations
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)
Operating assets	15,839	19,064	17,243
Operating liabilities
Operating assets (liabilities), net	15,839	19,064	17,243
Operations Center in Israel [Member] | Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustment of investment properties
General and administrative expenses	(740)	(597)	(836)
Selling expenses
Other operating results, net		798	(105)
Profit / (loss) from operations	(740)	201	(941)
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	(740)	201	(941)
Operating assets	29,062	33,187	28,083
Operating liabilities	(88,569)	(108,847)	(67,154)
Operating assets (liabilities), net	(59,507)	(75,660)	(39,071)
Operations Center in Israel [Member] | Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,146	1,045	1,220
Costs	(616)	(552)	(458)
Gross profit	530	493	762
Net gain from fair value adjustment of investment properties
General and administrative expenses	(1,040)	(844)	(612)
Selling expenses	(303)	(266)	(361)
Other operating results, net	241	(23)	(211)
Profit / (loss) from operations	(572)	(640)	(422)
Share of profit / (loss) of associates and joint ventures	(633)	(406)	(28)
Segment profit / (loss)	(1,205)	(1,046)	(450)
Operating assets	24,889	35,433	54,233
Operating liabilities	(9,849)	(3,860)	(31,822)
Operating assets (liabilities), net	$ 15,040	$ 31,573	$ 22,411